Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 3,277	R 4,220
Hedge reserve	(1,389)	(753)	R 480
Time value reserve	137	0	0
Share-based payments	3,607	3,363	R 3,249
Post-retirement benefit actuarial gain/(loss)	(3)	0
Equity instruments designated at fair value through other comprehensive income	203	178
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Other	(28)	(28)
Total other reserves	R 5,602	R 6,778